Condensed Statement of Changes in Stockholders' Equity(Deficit) - USD ($)		Total	Additional Paid-in Capital [member]	Accumulated Deficit [member]	Common Class A [Member]	Common Class B [Member]
Beginning balance at Nov. 30, 2020		$ 0	$ 0	$ 0		$ 0	[1]
Beginning balance, shares at Nov. 30, 2020	[1]					0
Issuance of Class B common stock to Sponsor	[1]	25,000	24,310			$ 690
Issuance of Class B common stock to Sponsor, Shares	[1]					6,900,000
Net income (loss)		(2,177)		(2,177)
Ending balance at Dec. 31, 2020		22,823	24,310	(2,177)	$ 0	$ 690	[1]
Ending balance, shares at Dec. 31, 2020					0	6,900,000
Sale of 27,600,000 Unit, net of underwriting discounts and offering expenses, Value		250,204,170	250,201,410		$ 2,760
Sale of 27,600,000 Unit, net of underwriting discounts and offering expenses, Shares					27,600,000
Cash paid in excess of fair value for Private Placement Warrants		1,654,400	1,654,400
Class A common stock subject to redemption		(276,000,000)	(251,880,120)	(24,117,120)	$ (2,760)
Class A common stock subject to redemption, Shares					(27,600,000)
Net income (loss)		1,915,204		1,915,204
Ending balance at Mar. 31, 2021		(22,203,403)	0	(22,204,093)	$ 0	$ 690
Ending balance, shares at Mar. 31, 2021					0	6,900,000
Beginning balance at Dec. 31, 2020		22,823	24,310	(2,177)	$ 0	$ 690	[1]
Beginning balance, shares at Dec. 31, 2020					0	6,900,000
Net income (loss)		(7,349,029)
Ending balance at Jun. 30, 2021		(31,467,636)		(31,468,326)		$ 690
Ending balance, shares at Jun. 30, 2021						6,900,000
Beginning balance at Mar. 31, 2021		(22,203,403)	$ 0	(22,204,093)	$ 0	$ 690
Beginning balance, shares at Mar. 31, 2021					0	6,900,000
Net income (loss)		(9,264,233)		(9,264,233)
Ending balance at Jun. 30, 2021		$ (31,467,636)		$ (31,468,326)		$ 690
Ending balance, shares at Jun. 30, 2021						6,900,000

[1]	Includes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).